Value Line Select Growth Fund, Inc.
Schedule of Investments (unaudited)
March 31, 2023

Shares		Value
COMMON STOCKS 98.4%
CONSUMER STAPLES 4.6%
	RETAIL 4.6%
33,800	Costco Wholesale Corp.	$ 16,794,206
FINANCIALS 14.8%
	COMMERCIAL SERVICES 5.9%
62,773	S&P Global, Inc.	21,642,247
	DIVERSIFIED FINANCIALS 3.3%
116,889	Intercontinental Exchange, Inc.	12,190,354
	INSURANCE 5.6%
18,000	Aon PLC Class A	5,675,220
12,400	Arthur J Gallagher & Co.	2,372,244
74,700	Marsh & McLennan Cos., Inc.	12,441,285
		20,488,749
		54,321,350
HEALTHCARE 15.7%
	ELECTRONICS 0.7%
1,700	Mettler-Toledo International, Inc.(1)	2,601,357
	HEALTHCARE PRODUCTS 13.8%
64,600	Danaher Corp.	16,281,784
26,400	IDEXX Laboratories, Inc.(1)	13,202,112
15,000	Stryker Corp.	4,282,050
29,400	Thermo Fisher Scientific, Inc.	16,945,278
		50,711,224
	HEALTHCARE SERVICES 0.7%
12,000	IQVIA Holdings, Inc.(1)	2,386,680
	PHARMACEUTICALS 0.5%
11,000	Zoetis, Inc.	1,830,840
		57,530,101
INDUSTRIALS 20.0%
	AEROSPACE/DEFENSE 4.5%
22,400	TransDigm Group, Inc.	16,509,920
	COMMERCIAL SERVICES 6.6%
52,177	Cintas Corp.	24,141,254
	ENVIRONMENTAL CONTROL 4.9%
81,800	Republic Services, Inc.	11,060,996
51,700	Waste Connections, Inc.	7,189,919
		18,250,915
	TRANSPORTATION 4.0%
72,800	Union Pacific Corp.	14,651,728
		73,553,817
INFORMATION TECHNOLOGY 42.5%
	COMPUTERS 8.0%
89,200	Accenture PLC Class A	25,494,252
60,000	Fortinet, Inc.(1)	3,987,600
		29,481,852
	DIVERSIFIED FINANCIALS 4.2%
42,100	MasterCard, Inc. Class A	15,299,561
	MISCELLANEOUS MANUFACTURERS 4.2%
34,800	Teledyne Technologies, Inc.(1)	15,568,128
	SOFTWARE 25.7%
18,000	Adobe, Inc.(1)	6,936,660
Shares		Value
COMMON STOCKS 98.4% (continued)
INFORMATION TECHNOLOGY 42.5% (continued)
	SOFTWARE 25.7% (continued)
12,400	ANSYS, Inc.(1)	$ 4,126,720
72,000	Cadence Design Systems, Inc.(1)	15,126,480
34,700	Intuit, Inc.	15,470,301
32,069	Roper Technologies, Inc.	14,132,488
90,400	Salesforce, Inc.(1)	18,060,112
28,639	ServiceNow, Inc.(1)	13,309,116
18,800	Synopsys, Inc.(1)	7,261,500
		94,423,377
	TELECOMMUNICATIONS 0.4%
5,000	Motorola Solutions, Inc.	1,430,650
		156,203,568
MATERIALS 0.8%
	CHEMICALS 0.8%
17,100	Ecolab, Inc.	2,830,563
TOTAL COMMON STOCKS (Cost $182,673,630)		361,233,605
SHORT-TERM INVESTMENTS 0.9%
	MONEY MARKET FUNDS 0.9%
3,386,050	State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.70%(2)	3,386,050
TOTAL SHORT-TERM INVESTMENTS (Cost $3,386,050)		3,386,050
TOTAL INVESTMENTS IN SECURITIES 99.3% (Cost $186,059,680)		$364,619,655
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES 0.7%		2,627,958
NET ASSETS(3) 100.0%		$367,247,613

(1)	Non-income producing.
(2)	Rate reflects 7 day yield as of March 31, 2023.
(3)
For federal income tax purposes, the aggregate cost was
$186,059,680, aggregate gross unrealized appreciation
was $181,823,429, aggregate gross unrealized
depreciation was $3,263,454 and the net unrealized
appreciation was $178,559,975.

Supplementary Notes to Schedule of Investments

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•
Level 1 - Inputs that reflect unadjusted quoted prices are in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•
Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in the markets that are not considered to be active;
•
Level 3 - Inputs that are unobservable.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Fund's investments in securities as of March 31, 2023:
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$361,233,605	$—	$—	$361,233,605
Short-Term Investments	3,386,050	—	—	3,386,050
Total Investments in Securities	$364,619,655	$—	$—	$364,619,655

*	See Schedule of Investments for further breakdown by category.
An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.
During the period ended March 31, 2023, there were no Level 3 investments.